Exploration and Evaluation Assets - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 CAD ($) ha Claims	Dec. 31, 2019 CAD ($)
Disclosure of exploration and expenditure assets [line items]
Impairment of exploration and evaluation assets | $	$ 0	$ 14,354
Rook I Property [member]
Disclosure of exploration and expenditure assets [line items]
Number of mineral claims | Claims	32
Size of mineral property	35,065
Ownership percentage of mineral property	100.00%
Net smelter return royalty	2.00%
Production carried interest	10.00%
Description about net smelter return royalty	The NSR may be reduced to 1% upon payment of $1 million.
Percentage decrease in return royalty	1.00%
Amount paid upon reduction of return royalty | $	$ 1,000,000
IsoEnergy Ltd. [member]
Disclosure of exploration and expenditure assets [line items]
Size of mineral property	32,400
Ownership percentage of mineral property	100.00%
IsoEnergy Ltd. [member] | Radio Project [member]
Disclosure of exploration and expenditure assets [line items]
Ownership percentage of mineral property	100.00%
Net smelter return royalty	2.00%
Description about net smelter return royalty	subject to a 2% net smelter return royalty and 2% gross overriding royalty
Gross overriding royalty	2.00%
IsoEnergy Ltd. [member] | Thorburn Lake Project [member]
Disclosure of exploration and expenditure assets [line items]
Ownership percentage of mineral property	100.00%
Net smelter return royalty	1.00%
Production carried interest	10.00%
Description about net smelter return royalty	subject to a 1% net smelter return royalty and a 10% carried interest which can be reduced to 1% at the holder’s option upon completion of a bankable feasibility study
Reduction percentage in holders option completion	1.00%
IsoEnergy Ltd. [member] | Madison, 2Z, Carlson Creek and North Thorburn Properties [member]
Disclosure of exploration and expenditure assets [line items]
Ownership percentage of mineral property	100.00%
IsoEnergy Ltd. [member] | Mountain Lake Property [member]
Disclosure of exploration and expenditure assets [line items]
Ownership percentage of mineral property	100.00%
IsoEnergy Ltd. [member] | Geiger Property [member]
Disclosure of exploration and expenditure assets [line items]
Ownership percentage of mineral property	100.00%
IsoEnergy Ltd. [member] | Larocque East Property [member]
Disclosure of exploration and expenditure assets [line items]
Number of mineral claims | Claims	6
Size of mineral property	3,200
Ownership percentage of mineral property	100.00%